Schedule I (Details) $ in Millions	Dec. 31, 2022 USD ($)
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Cost	$ (245,512)
Fair value	(216,979)
Amount at which shown in the Balance Sheet	(220,415)
Fixed maturity securities
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Cost	(185,043)
Fair value	(160,562)
Amount at which shown in the Balance Sheet	(160,562)
U.S. government and government sponsored entities
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Cost	(1,405)
Fair value	(1,198)
Amount at which shown in the Balance Sheet	(1,198)
Obligations of states, municipalities and political subdivisions
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Cost	(6,845)
Fair value	(5,963)
Amount at which shown in the Balance Sheet	(5,963)
Non-U.S. governments
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Cost	(5,273)
Fair value	(4,414)
Amount at which shown in the Balance Sheet	(4,414)
Public utilities
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Cost	(20,187)
Fair value	(16,611)
Amount at which shown in the Balance Sheet	(16,611)
All other corporate debt securities
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Cost	(106,103)
Fair value	(90,303)
Amount at which shown in the Balance Sheet	(90,303)
ABS
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Cost	(45,230)
Fair value	(42,073)
Amount at which shown in the Balance Sheet	(42,073)
Total common stock
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Cost	(66)
Fair value	(66)
Amount at which shown in the Balance Sheet	(66)
Public utilities
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Cost	0
Fair value	0
Amount at which shown in the Balance Sheet	0
Banks, trust and insurance companies
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Cost	(2)
Fair value	(2)
Amount at which shown in the Balance Sheet	(2)
Industrial, miscellaneous and all other
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Cost	(64)
Fair value	(64)
Amount at which shown in the Balance Sheet	(64)
Total equity securities and mutual funds
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Cost	(170)
Fair value	(170)
Amount at which shown in the Balance Sheet	(170)
Preferred stock
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Cost	(27)
Fair value	(27)
Amount at which shown in the Balance Sheet	(27)
Mutual funds
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Cost	(77)
Fair value	(77)
Amount at which shown in the Balance Sheet	(77)
Total mortgage and other loans receivable
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Cost	(45,166)
Fair value	(41,130)
Amount at which shown in the Balance Sheet	(45,166)
Commercial Mortgages
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Cost	(32,993)
Fair value	(29,998)
Amount at which shown in the Balance Sheet	(32,993)
Residential Mortgages
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Cost	(5,856)
Fair value	(4,950)
Amount at which shown in the Balance Sheet	(5,856)
Life Insurance Policy Loans
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Cost	(1,750)
Fair value	(1,752)
Amount at which shown in the Balance Sheet	(1,750)
Commercial Loans, Other Loans And Notes Receivable
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Cost	(4,567)
Fair value	(4,430)
Amount at which shown in the Balance Sheet	(4,567)
Allowance for credit losses
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Cost	(600)
Fair value	0
Amount at which shown in the Balance Sheet	(600)
Total mortgage and other loans receivable, net of allowance
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Cost	(44,566)
Fair value	(41,130)
Amount at which shown in the Balance Sheet	(44,566)
Other Invested Assets
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Cost	(11,034)
Fair value	(10,418)
Amount at which shown in the Balance Sheet	(10,418)
Other Invested Assets | Total derivatives with related parties
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Amount at which shown in the Balance Sheet	(6)
Short-term Investments
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Cost	(4,400)
Fair value	(4,400)
Amount at which shown in the Balance Sheet	(4,400)
Derivative
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Cost	(299)
Fair value	(299)
Amount at which shown in the Balance Sheet	(299)
RMBS
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Cost	(43)
Fair value	(39)
Derivative Assets | Total derivatives with related parties
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Amount at which shown in the Balance Sheet	(265)
Derivative liabilities, net | Total derivatives with related parties
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Amount at which shown in the Balance Sheet	$ (97)